PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.8% of Net Assets
	Australia – 1.1%
300,000	Westpac Banking Corp., EMTN, 0.625%, 11/22/2024, (EUR)(a)	$339,691

	Austria – 0.8%
200,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	237,933

	Belgium – 3.0%
600,000	KBC Group NV, EMTN, 0.875%, 6/27/2023, (EUR)(a)	686,803
200,000	Kingdom of Belgium, Series 86, 1.250%, 4/22/2033, (EUR)(a)	239,675

		926,478

	Brazil – 1.4%
400,000	Fibria Overseas Finance Ltd., 5.500%, 1/17/2027(a)	419,800

	Canada – 2.5%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	749,362
50,000	Province of Quebec Canada, 2.600%, 7/06/2025, (CAD)(a)	38,520

		787,882

	Denmark – 2.3%
600,000	Orsted AS, 1.500%, 11/26/2029, (EUR)(a)	699,380

	Finland – 0.6%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	195,011

	France – 16.1%
800,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	814,109
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	455,964
100,000	Engie S.A., EMTN, 1.500%, 3/27/2028, (EUR)(a)	120,389
2,050,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	2,620,413
300,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	337,350
100,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(a)	114,706
400,000	SNCF Reseau EPIC, EMTN, 1.875%, 3/30/2034, (EUR)(a)	501,617

		4,964,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Germany – 3.0%
600,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	$670,840
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	264,932

		935,772

	India – 1.9%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	585,100

	Indonesia – 0.6%
200,000	Republic of Indonesia, 3.750%, 3/01/2023(a)	201,596

	Italy – 1.8%
200,000	Ferrovie dello Stato Italiane SpA., EMTN, 0.875%, 12/07/2023, (EUR)(a)	219,491
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)	337,171

		556,662

	Japan – 5.2%
700,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)(a)	799,789
700,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	800,859

		1,600,648

	Korea – 2.0%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021(a)	396,881
200,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	206,811

		603,692

	Lithuania – 3.3%
500,000	Lietuvos Energija UAB, EMTN, 1.875%, 7/10/2028, (EUR)(a)	560,146
400,000	Lietuvos Energija UAB, EMTN, 2.000%, 7/14/2027, (EUR)(a)	459,236

		1,019,382

	Mexico – 0.6%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020(a)	200,002

	Netherlands – 14.8%
300,000	EDP Finance BV, EMTN, 1.875%, 10/13/2025, (EUR)(a)	353,653
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	552,855
500,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	582,749

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Netherlands – continued
$1,200,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026(a)	$1,183,637
500,000	Royal Schiphol Group NV, EMTN, 1.500%, 11/05/2030, (EUR)(a)	594,621
100,000	TenneT Holding BV, (fixed rate to 6/01/2024, variable rate thereafter), 2.995%, (EUR)(a)(b)	114,829
100,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	112,192
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	350,659
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	483,468
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)(a)	240,107

		4,568,770

	Norway – 0.6%
200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	196,663

	Portugal – 0.8%
200,000	EDP - Energias de Portugal S.A., (fixed rate to 4/30/2024, variable rate thereafter), 4.496%, 4/30/2079, (EUR)(a)	234,165

	Spain – 0.7%
200,000	ACS Servicios Comunicaciones y Energia, S.L., 1.875%, 4/20/2026, (EUR)(a)	220,788

	Supranationals – 6.3%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027(a)	98,728
200,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	243,855
100,000	European Investment Bank, 2.125%, 4/13/2026(a)	97,963
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	198,185
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	703,612
200,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	209,368
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	197,395
100,000	International Finance Corp., GMTN, 2.000%, 10/24/2022(a)	98,843
100,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	97,901

		1,945,850

	Sweden – 2.9%
900,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	893,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – 5.5%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	$640,099
200,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	223,449
500,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)(a)	568,832
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	269,682

		1,702,062

	United States – 15.0%
300,000	Apple, Inc., 2.850%, 2/23/2023(a)	302,744
900,000	Apple, Inc., 3.000%, 6/20/2027(a)	896,024
600,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	607,025
700,000	Citigroup, Inc., EMTN, 0.500%, 1/29/2022, (EUR)(a)	793,547
400,000	Digital Euro Finco LLC, 2.500%, 1/16/2026, (EUR)(a)	469,302
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	410,428
600,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	625,412
100,000	Southern Power Co., 1.850%, 6/20/2026, (EUR)(a)	119,845
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	415,329

		4,639,656

	Total Bonds and Notes (Identified Cost $28,258,357)	28,675,294

Short-Term Investments – 3.4%
1,044,494	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $1,044,625 on 4/01/2019 collateralized by $1,070,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $1,069,682 including accrued interest(c) (Identified Cost $1,044,494)	1,044,494

	Total Investments – 96.2% (Identified Cost $29,302,851)	29,719,788
	Other assets less liabilities – 3.8%	1,159,937

	Net Assets – 100.0%	$30,879,725

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
German Euro Bund	6/06/2019	13	$2,384,168	$2,425,695	$41,527

At March 31, 2019, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2019	19	$2,322,996	$2,360,156	$(37,160)
30 Year U.S. Treasury Bond	6/19/2019	1	146,161	149,656	(3,495)
Australian Dollar	6/17/2019	5	352,700	355,450	(2,750)
British Pound	6/17/2019	12	977,925	979,200	(1,275)
Canadian Dollar	6/18/2019	11	821,755	825,330	(3,575)
Euro	6/17/2019	118	16,734,650	16,650,537	84,113
Euro-Buxl® 30 Year Bond	6/06/2019	1	207,928	214,995	(7,067)
UK Long Gilt	6/26/2019	1	165,709	168,498	(2,789)
Ultra Long U.S. Treasury Bond	6/19/2019	1	162,162	168,000	(5,838)

Total					$20,164

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,675,294	$—	$28,675,294
Short-Term Investments	—	1,044,494	—	1,044,494
Futures Contracts (unrealized appreciation)	125,640	—	—	125,640

Total	$125,640	$29,719,788	$—	$29,845,428

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(63,949)	$—	$—	$(63,949)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes. During the period ended March 31, 2019, the Fund used futures contracts to gain yield curve exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$41,527
Foreign exchange contracts	84,113

Total exchange-traded asset derivatives	$125,640

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(56,349)
Foreign exchange contracts	(7,600)

Total exchange-traded liability derivatives	$(63,949)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$ 709,183	$709,183

Industry Summary at March 31, 2019 (Unaudited)

Utility – Electric	20.4%
Bank	18.4
Financial	11.1
Industrial	10.8
Government National	9.9
Supra-National	6.3
Special Purpose	5.0
Government Agency	3.9
Government Regional	3.1
Gas Transmission	2.3
Transportation- Rail	1.6
Short-Term Investments	3.4

Total Investments	96.2
Other assets less liabilities (including futures contracts)	3.8

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

Euro	54.2%
United States Dollar	35.7
British Pound	3.0
Canadian Dollar	2.5
Australian Dollar	0.8

Total Investments	96.2
Other assets less liabilities (including futures contracts)	3.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 93.2% of Net Assets
	Australia – 3.0%
20,850	Brambles Ltd.	$174,304
57,365	Stockland	156,909

		331,213

	Belgium – 5.5%
6,367	KBC Group NV	445,122
3,809	Umicore S.A.	169,529

		614,651

	China – 1.3%
24,000	BYD Co. Ltd.	145,110

	Denmark – 11.4%
3,421	Chr. Hansen Holding AS	347,245
6,735	Novo Nordisk AS, Class B	352,007
3,049	Orsted AS	231,267
4,039	Vestas Wind Systems AS	340,432

		1,270,951

	France – 15.1%
1,260	Air Liquide S.A.	160,349
14,405	Credit Agricole S.A.	173,925
2,192	Danone	168,786
1,313	Dassault Systemes SE	195,701
2,834	EssilorLuxottica S.A.	309,586
676	L’Oreal S.A.	182,041
1,516	Orpea	182,030
11,673	Suez	154,642
5,536	Valeo S.A.	160,725

		1,687,785

	Germany – 6.9%
768	Allianz SE, (Registered)	171,147
3,171	Fresenius SE & Co. KGaA, Sponsored ADR	177,233
2,040	SAP SE	235,833
2,044	Symrise AG	184,263

		768,476

	Hong Kong – 3.9%
43,000	AIA Group Ltd.	429,990

	Ireland – 3.5%
4,886	Kingspan Group PLC	226,402
5,816	Smurfit Kappa Group PLC	162,551

		388,953

	Japan – 16.7%
2,700	Kao Corp.	213,102
21,300	Kubota Corp.	309,601

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
13,800	Sekisui House Ltd.	$228,686
700	Shimano, Inc.	113,972
7,200	Takeda Pharmaceutical Co. Ltd.	294,856
9,000	Terumo Corp.	275,451
3,500	Toyota Motor Corp.	206,188
2,900	West Japan Railway Co.	218,502

		1,860,358

	Netherlands – 3.7%
1,328	ASML Holding NV	249,597
2,842	Unilever NV	165,693

		415,290

	Norway – 1.0%
5,326	Telenor ASA	106,647

	Singapore – 0.9%
124,600	Raffles Medical Group Ltd.	98,465

	Switzerland – 1.5%
404	Geberit AG, (Registered)	165,232

	Taiwan – 4.1%
11,100	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	454,656

	United Kingdom – 14.7%
3,447	Croda International PLC	226,460
12,021	Halma PLC	262,081
4,329	Johnson Matthey PLC	177,528
19,995	Land Securities Group PLC	238,060
106,160	Legal & General Group PLC	380,968
11,780	Prudential PLC	236,136
1,310	Spirax-Sarco Engineering PLC	122,771

		1,644,004

	Total Common Stocks (Identified Cost $9,364,833)	10,381,781

	Total Investments – 93.2% (Identified Cost $9,364,833)	10,381,781
	Other assets less liabilities – 6.8%	759,126

	Net Assets – 100.0%	$11,140,907

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$9,772,483	87.7%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$331,213	$—	$331,213
Belgium	—	614,651	—	614,651
China	—	145,110	—	145,110
Denmark	—	1,270,951	—	1,270,951
France	154,642	1,533,143	—	1,687,785
Germany	—	768,476	—	768,476
Hong Kong	—	429,990	—	429,990
Ireland	—	388,953	—	388,953
Japan	—	1,860,358	—	1,860,358
Netherlands	—	415,290	—	415,290
Norway	—	106,647	—	106,647
Singapore	—	98,465	—	98,465
Switzerland	—	165,232	—	165,232
Taiwan	454,656	—	—	454,656
United Kingdom	—	1,644,004	—	1,644,004

Total	$609,298	$9,772,483	$—	$10,381,781

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Chemicals	11.3%
Insurance	10.9
Semiconductors & Semiconductor Equipment	6.3
Pharmaceuticals	5.8
Banks	5.6
Personal Products	5.0
Health Care Providers & Services	4.1
Machinery	3.9
Software	3.9
Equity Real Estate Investment Trusts	3.5
Building Products	3.5
Automobiles	3.1
Electrical Equipment	3.0
Textiles, Apparel & Luxury Goods	2.8
Health Care Equipment & Supplies	2.5
Electronic Equipment, Instruments & Components	2.4
Electric Utilities	2.1
Household Durables	2.1
Road & Rail	2.0
Other Investments, less than 2% each	9.4

Total Investments	93.2
Other assets less liabilities	6.8

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

Euro	34.7%
Japanese Yen	16.7
British Pound	14.7
Danish Krone	11.4
Hong Kong Dollar	5.2
United States Dollar	4.1
Australian Dollar	3.0
Other, less than 2% each	3.4

Total Investments	93.2
Other assets less liabilities	6.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets
	Belgium – 2.6%
35,512	KBC Group NV	$2,482,673

	China – 1.0%
152,901	BYD Co. Ltd.	924,476

	Denmark – 10.0%
13,761	Chr. Hansen Holding AS	1,396,797
7,929	Coloplast AS, Series B	870,371
67,208	Novo Nordisk AS, Class B	3,512,649
12,100	Orsted AS	917,788
31,318	Vestas Wind Systems AS	2,639,674

		9,337,279

	France – 4.8%
17,491	Danone	1,346,823
19,793	EssilorLuxottica S.A.	2,162,185
34,036	Valeo S.A.	988,157

		4,497,165

	Germany – 5.2%
4,652	Allianz SE, (Registered)	1,036,686
11,560	Fresenius SE & Co. KGaA, Sponsored ADR	646,111
35,732	Symrise AG	3,221,168

		4,903,965

	Hong Kong – 2.4%
223,258	AIA Group Ltd.	2,232,528

	Ireland – 3.6%
41,457	Eaton Corp. PLC	3,339,776

	Japan – 3.2%
86,900	Sekisui House Ltd.	1,440,060
26,500	Toyota Motor Corp.	1,561,135

		3,001,195

	Netherlands – 2.9%
6,375	ASML Holding NV	1,198,180
26,715	Unilever NV	1,557,522

		2,755,702

	Singapore – 1.4%
1,658,400	Raffles Medical Group Ltd.	1,310,547

	Switzerland – 0.8%
1,813	Geberit AG, (Registered)	741,499

	Taiwan – 1.7%
38,000	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,556,480

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – 5.1%
21,700	Aptiv PLC	$1,724,933
408,239	Legal & General Group PLC	1,465,016
78,685	Prudential PLC	1,577,277

		4,767,226

	United States – 52.1%
34,151	A.O. Smith Corp.	1,820,931
3,545	Alphabet, Inc., Class A(a)	4,172,075
1,299	Amazon.com, Inc.(a)	2,313,194
22,668	American Water Works Co., Inc.	2,363,366
29,471	Danaher Corp.	3,890,761
55,013	eBay, Inc.	2,043,183
20,088	Ecolab, Inc.	3,546,336
5,796	Estee Lauder Cos., Inc. (The), Class A	959,528
21,797	Gilead Sciences, Inc.	1,417,023
2,199	Illumina, Inc.(a)	683,207
5,697	International Flavors & Fragrances, Inc.	733,717
19,623	MasterCard, Inc., Class A	4,620,235
38,441	Microsoft Corp.	4,533,732
7,792	NextEra Energy, Inc.	1,506,349
17,893	Oracle Corp.	961,033
8,874	Roper Technologies, Inc.	3,034,642
11,494	Signature Bank	1,472,037
16,824	Thermo Fisher Scientific, Inc.	4,605,065
19,946	Visa, Inc., Class A	3,115,366
10,900	Watts Water Technologies, Inc., Series A	880,938

		48,672,718

	Total Common Stocks (Identified Cost $75,899,387)	90,523,229

Principal Amount
Short-Term Investments – 1.2%
$1,091,275	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $1,091,412 on 4/01/2019 collateralized by $1,115,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $1,117,967 including accrued interest(b) (Identified Cost $1,091,275)	1,091,275

	Total Investments – 98.0% (Identified Cost $76,990,662)	91,614,504
	Other assets less liabilities – 2.0%	1,843,607

	Net Assets – 100.0%	$93,458,111

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 35,229,322	37.7%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,482,673	$—	$2,482,673
China	—	924,476	—	924,476
Denmark	—	9,337,279	—	9,337,279
France	—	4,497,165	—	4,497,165
Germany	—	4,903,965	—	4,903,965
Hong Kong	—	2,232,528	—	2,232,528
Japan	—	3,001,195	—	3,001,195
Netherlands	—	2,755,702	—	2,755,702
Singapore	—	1,310,547	—	1,310,547
Switzerland	—	741,499	—	741,499
United Kingdom	1,724,933	3,042,293	—	4,767,226
All Other Common Stocks*	53,568,974	—	—	53,568,974

Total Common Stocks	55,293,907	35,229,322	—	90,523,229

Short-Term Investments	—	1,091,275	—	1,091,275

Total	$55,293,907	$36,320,597	$—	$91,614,504

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Chemicals	9.5%
IT Services	8.2
Insurance	6.8
Electrical Equipment	6.4
Software	5.9
Life Sciences Tools & Services	5.6
Health Care Equipment & Supplies	5.1
Internet & Direct Marketing Retail	4.7
Interactive Media & Services	4.5
Banks	4.2
Pharmaceuticals	3.8
Industrial Conglomerates	3.3
Semiconductors & Semiconductor Equipment	3.0
Auto Components	2.9
Building Products	2.8
Automobiles	2.7
Personal Products	2.6
Electric Utilities	2.6
Water Utilities	2.5
Textiles, Apparel & Luxury Goods	2.3
Health Care Providers & Services	2.1
Other Investments, less than 2% each	5.3
Short-Term Investments	1.2

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	60.4%
Euro	15.5
Danish Krone	10.0
Hong Kong Dollar	3.4
British Pound	3.3
Japanese Yen	3.2
Other, less than 2% each	2.2

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Australia – 2.5%
4,318,350	AMP Ltd.	$6,449,334
190,600	Brambles Ltd.	1,593,396
725,758	Orica Ltd.	9,090,246

		17,132,976

	Canada – 1.6%
20,500	Alimentation Couche-Tard, Inc., Class B	1,207,588
1,098,367	Cenovus Energy, Inc.	9,534,222

		10,741,810

	China – 1.1%
47,830	Baidu, Inc., Sponsored ADR(a)	7,884,775

	France – 11.0%
310,000	Accor S.A.	12,557,864
618,600	BNP Paribas S.A.(b)	29,438,052
286,282	Bureau Veritas S.A.	6,716,399
43,651	Danone	3,361,168
233,545	Publicis Groupe S.A.	12,504,453
404,800	Valeo S.A.	11,752,440

		76,330,376

	Germany – 16.5%
76,410	Allianz SE, (Registered)	17,027,775
307,530	Bayer AG, (Registered)	19,802,443
260,600	Bayerische Motoren Werke AG	20,121,977
139,850	Continental AG	21,097,622
438,814	Daimler AG, (Registered)	25,751,032
767,200	ThyssenKrupp AG	10,553,516

		114,354,365

	India – 0.5%
320,375	Axis Bank Ltd.(a)	3,590,190

	Indonesia – 1.2%
15,957,600	Bank Mandiri Persero Tbk PT(a)	8,373,650

	Ireland – 2.3%
216,502	Ryanair Holdings PLC, Sponsored ADR(a)	16,224,660

	Italy – 3.4%
9,691,800	Intesa Sanpaolo SpA	23,652,991

	Japan – 5.0%
567,000	Komatsu Ltd.	13,224,452
547,800	Olympus Corp.	5,959,638
68,200	Omron Corp.	3,204,117

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
206,700	Toyota Motor Corp.	$12,176,857

		34,565,064

	Korea – 2.9%
82,600	NHN Corp.	9,039,931
271,600	Samsung Electronics Co. Ltd.	10,712,700

		19,752,631

	Mexico – 1.1%
681,400	Grupo Televisa SAB, Sponsored ADR	7,536,284

	Netherlands – 4.2%
35,804	Akzo Nobel NV	3,180,589
54,130	ASML Holding NV	10,173,721
242,680	EXOR NV	15,760,551

		29,114,861

	South Africa – 2.2%
63,935	Naspers Ltd., N Shares	14,899,515

	Sweden – 7.0%
1,375,655	Hennes & Mauritz AB, B Shares	22,950,410
705,300	SKF AB, B Shares	11,734,285
890,900	Volvo AB, B Shares	13,823,328

		48,508,023

	Switzerland – 11.4%
152,800	Cie Financiere Richemont S.A., (Registered)	11,147,260
2,091,836	Credit Suisse Group AG, (Registered)(b)	24,383,319
4,644,800	Glencore PLC(b)	19,248,778
57,430	Kuehne & Nagel International AG	7,879,729
252,695	LafargeHolcim Ltd., (Registered)	12,493,918
37,800	Nestle S.A., (Registered)	3,604,246

		78,757,250

	Taiwan – 1.2%
1,049,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,401,500

	United Kingdom – 21.8%
502,639	Ashtead Group PLC	12,151,104
2,096,000	CNH Industrial NV	21,355,456
56,000	Diageo PLC	2,291,634
49,431	Experian PLC	1,337,868
135,056	Ferguson PLC	8,601,855
2,645,400	G4S PLC	6,330,325
380,300	Liberty Global PLC, Class A(a)	9,477,076
267,926	Liberty Global PLC, Series C(a)	6,486,488
25,726,600	Lloyds Banking Group PLC	20,843,102
348,904	Meggitt PLC	2,287,250
86,100	Reckitt Benckiser Group PLC	7,165,464
595,300	Rolls-Royce Holdings PLC	7,010,607

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
3,672,600	Royal Bank of Scotland Group PLC	$11,826,018
435,989	Schroders PLC	15,352,337
100	Schroders PLC, (Non Voting)	2,797
339,800	Smiths Group PLC	6,358,598
1,124,300	WPP PLC	11,877,164

		150,755,143

	United States – 1.2%
45,992	Willis Towers Watson PLC	8,078,495

	Total Common Stocks (Identified Cost $794,363,255)	678,654,559

Principal Amount
Short-Term Investments – 1.3%
$ 8,938,785	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $8,939,902 on 4/01/2019 collateralized by $9,125,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $9,122,290 including accrued interest(c) (Identified Cost $8,938,785)	8,938,785

	Total Investments – 99.4% (Identified Cost $803,302,040)	687,593,344
	Other assets less liabilities – 0.6%	3,863,953

	Net Assets – 100.0%	$691,457,297

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 612,224,971	88.5%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	6/19/2019	CHF	B	6,902,000	$7,095,312	$6,982,623	$(112,689)
State Street Bank and Trust Company	6/19/2019	CHF	S	19,195,000	20,300,658	19,419,218	881,440

Total							$768,751

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$17,132,976	$—	$17,132,976
France	—	76,330,376	—	76,330,376
Germany	—	114,354,365	—	114,354,365
India	—	3,590,190	—	3,590,190
Indonesia	—	8,373,650	—	8,373,650
Italy	—	23,652,991	—	23,652,991
Japan	—	34,565,064	—	34,565,064
Korea	—	19,752,631	—	19,752,631
Netherlands	—	29,114,861	—	29,114,861
South Africa	—	14,899,515	—	14,899,515
Sweden	—	48,508,023	—	48,508,023
Switzerland	—	78,757,250	—	78,757,250
Taiwan	—	8,401,500	—	8,401,500
United Kingdom	15,963,564	134,791,579	—	150,755,143
All Other Common Stocks*	50,466,024	—	—	50,466,024

Total Common Stocks	66,429,588	612,224,971	—	678,654,559

Short-Term Investments	—	8,938,785	—	8,938,785

Total Investments	66,429,588	621,163,756	—	687,593,344

Forward Foreign Currency Contracts (unrealized appreciation)	—	881,440	—	881,440

Total	$66,429,588	$622,045,196	$—	$688,474,784

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(112,689)	$—	$(112,689)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$881,440

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(112,689)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 881,440	$768,751

Industry Summary at March 31, 2019 (Unaudited)

Banks	14.0%
Machinery	8.7
Automobiles	8.3
Media	7.0
Capital Markets	5.7
Auto Components	4.7
Metals & Mining	4.3
Insurance	3.7
Specialty Retail	3.3
Diversified Financial Services	3.3
Trading Companies & Distributors	3.1
Pharmaceuticals	2.9
Semiconductors & Semiconductor Equipment	2.7
Interactive Media & Services	2.4
Airlines	2.3
Internet & Direct Marketing Retail	2.2
Other Investments, less than 2% each	19.5
Short-Term Investments	1.3

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

Euro	38.2%
British Pound	19.1
United States Dollar	9.4
Swiss Franc	8.6
Swedish Krona	7.0
Japanese Yen	5.0
South Korean Won	2.9
Australian Dollar	2.5
South African Rand	2.2
Other, less than 2% each	4.5

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Air Freight & Logistics – 2.2%
292,280	Expeditors International of Washington, Inc.	$22,184,052

	Airlines – 1.0%
311,500	American Airlines Group, Inc.	9,893,240

	Automobiles – 2.9%
1,079,800	Fiat Chrysler Automobiles NV(a)	16,035,030
363,100	General Motors Co.	13,471,010

		29,506,040

	Banks – 5.6%
714,870	Bank of America Corp.	19,723,263
366,100	Citigroup, Inc.	22,778,742
302,800	Wells Fargo & Co.	14,631,296

		57,133,301

	Beverages – 3.2%
183,209	Coca-Cola Co. (The)	8,585,174
428,119	Monster Beverage Corp.(a)	23,366,735

		31,951,909

	Biotechnology – 5.2%
32,093	Amgen, Inc.	6,097,028
116,718	BioMarin Pharmaceutical, Inc.(a)	10,368,060
87,331	Regeneron Pharmaceuticals, Inc.(a)	35,859,855

		52,324,943

	Capital Markets – 6.7%
361,300	Charles Schwab Corp. (The)	15,449,188
45,412	FactSet Research Systems, Inc.	11,274,437
62,039	MSCI, Inc.	12,335,835
250,854	SEI Investments Co.	13,107,121
237,800	State Street Corp.	15,649,618

		67,816,199

	Communications Equipment – 1.5%
289,784	Cisco Systems, Inc.	15,645,438

	Consumer Finance – 2.3%
62,082	American Express Co.	6,785,563
205,700	Capital One Financial Corp.	16,803,633

		23,589,196

	Electronic Equipment, Instruments & Components – 0.4%
49,100	TE Connectivity Ltd.	3,964,825

	Energy Equipment & Services – 1.6%
231,100	National Oilwell Varco, Inc.	6,156,504

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
223,496	Schlumberger Ltd.	$9,737,721

		15,894,225

	Entertainment – 2.2%
62,290	Netflix, Inc.(a)	22,210,122

	Food Products – 1.1%
695,210	Danone S.A., Sponsored ADR	10,699,282

	Health Care Equipment & Supplies – 1.1%
75,561	Varian Medical Systems, Inc.(a)	10,708,505

	Health Care Providers & Services – 1.2%
228,200	CVS Health Corp.	12,306,826

	Health Care Technology – 1.2%
218,575	Cerner Corp.(a)	12,504,676

	Hotels, Restaurants & Leisure – 5.3%
104,900	Hilton Worldwide Holdings, Inc.	8,718,239
222,923	Starbucks Corp.	16,572,096
422,744	Yum China Holdings, Inc.	18,985,433
89,431	Yum! Brands, Inc.	8,926,108

		53,201,876

	Household Products – 1.8%
122,949	Colgate-Palmolive Co.	8,426,924
93,853	Procter & Gamble Co. (The)	9,765,405

		18,192,329

	Industrial Conglomerates – 1.9%
1,974,250	General Electric Co.	19,722,757

	Insurance – 1.7%
398,555	American International Group, Inc.	17,161,778

	Interactive Media & Services – 9.3%
33,597	Alphabet, Inc., Class A(a)	39,539,973
11,120	Alphabet, Inc., Class C(a)	13,047,207
246,530	Facebook, Inc., Class A(a)	41,094,086

		93,681,266

	Internet & Direct Marketing Retail – 7.8%
181,353	Alibaba Group Holding Ltd., Sponsored ADR(a)	33,087,855
21,441	Amazon.com, Inc.(a)	38,181,061
453,100	Qurate Retail, Inc., Class A(a)	7,240,538

		78,509,454

	IT Services – 5.6%
37,312	Automatic Data Processing, Inc.	5,960,219
54,100	MasterCard, Inc., Class A	12,737,845
243,990	Visa, Inc., Class A	38,108,798

		56,806,862

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.2%
65,600	Caterpillar, Inc.	$8,888,144
82,596	Deere & Co.	13,202,145

		22,090,289

	Media – 3.4%
46,815	Charter Communications, Inc., Class A(a)	16,240,592
445,400	Comcast Corp., Class A	17,807,092

		34,047,684

	Oil, Gas & Consumable Fuels – 2.4%
239,800	Anadarko Petroleum Corp.	10,906,104
400,900	Apache Corp.	13,895,194

		24,801,298

	Pharmaceuticals – 2.6%
51,950	Merck & Co., Inc.	4,320,681
77,194	Novartis AG, Sponsored ADR	7,421,431
278,192	Novo Nordisk AS, Sponsored ADR	14,552,224

		26,294,336

	Semiconductors & Semiconductor Equipment – 5.0%
240,830	Intel Corp.	12,932,571
75,681	NVIDIA Corp.	13,589,280
224,691	QUALCOMM, Inc.	12,814,128
102,965	Texas Instruments, Inc.	10,921,498

		50,257,477

	Software – 6.6%
160,569	Autodesk, Inc.(a)	25,019,862
109,127	Microsoft Corp.	12,870,438
542,581	Oracle Corp.	29,142,025

		67,032,325

	Technology Hardware, Storage & Peripherals – 2.0%
109,055	Apple, Inc.	20,714,997

	Textiles, Apparel & Luxury Goods – 1.4%
674,270	Under Armour, Inc., Class A(a)	14,254,068

	Total Common Stocks (Identified Cost $771,194,961)	995,101,575

Principal Amount
Short-Term Investments – 1.0%
$10,544,968	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $10,546,286 on 4/01/2019 collateralized by $10,765,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $10,761,803 including accrued interest(b) (Identified Cost $10,544,968)	10,544,968

Description	Value (†)
Total Investments – 99.4% (Identified Cost $781,739,929)	$1,005,646,543
Other assets less liabilities – 0.6%	5,853,853

Net Assets – 100.0%	$1,011,500,396

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$995,101,575	$—	$—	$995,101,575
Short-Term Investments	—	10,544,968	—	10,544,968

Total	$995,101,575	$10,544,968	$—	$1,005,646,543

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Interactive Media & Services	9.3%
Internet & Direct Marketing Retail	7.8
Capital Markets	6.7
Software	6.6
Banks	5.6
IT Services	5.6
Hotels, Restaurants & Leisure	5.3
Biotechnology	5.2
Semiconductors & Semiconductor Equipment	5.0
Media	3.4
Beverages	3.2
Automobiles	2.9
Pharmaceuticals	2.6
Oil, Gas & Consumable Fuels	2.4
Consumer Finance	2.3
Entertainment	2.2
Air Freight & Logistics	2.2
Machinery	2.2
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	1.0

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 40.0% of Net Assets
	Aerospace & Defense – 0.3%
953	Boeing Co. (The)	$363,493

	Air Freight & Logistics – 0.6%
4,632	Cia de Distribucion Integral Logista Holdings S.A.	109,144
2,910	Oesterreichische Post AG	123,147
4,443	United Parcel Service, Inc., Class B	496,461

		728,752

	Airlines – 0.4%
3,200	Japan Airlines Co. Ltd.	112,767
7,678	Southwest Airlines Co.	398,565

		511,332

	Banks – 1.2%
1,300	Canadian Imperial Bank of Commerce	102,727
6,732	Citigroup, Inc.	418,865
5,380	Fifth Third Bancorp	135,684
15,525	First Hawaiian, Inc.	404,426
3,178	JPMorgan Chase & Co.	321,709

		1,383,411

	Beverages – 1.1%
2,600	Asahi Group Holdings Ltd.	116,060
902	Carlsberg AS, Class B	112,794
6,549	Molson Coors Brewing Co., Class B	390,648
5,579	PepsiCo, Inc.	683,706

		1,303,208

	Biotechnology – 1.8%
6,550	AbbVie, Inc.	527,865
5,785	Amgen, Inc.	1,099,034
6,442	Gilead Sciences, Inc.	418,794

		2,045,693

	Capital Markets – 0.1%
7,400	Singapore Exchange Ltd.	40,002
3,827	Virtu Financial, Inc., Class A	90,891

		130,893

	Chemicals – 0.3%
4,629	LyondellBasell Industries NV, Class A	389,206

	Commercial Services & Supplies – 0.2%
2,321	Intrum AB	66,744
1,423	Republic Services, Inc.	114,381
255	Waste Management, Inc.	26,497

		207,622

Shares	Description	Value (†)
Common Stocks – continued
	Construction & Engineering – 0.2%
2,530	ACS Actividades de Construccion y Servicios S.A.	$111,224
700	HOCHTIEF AG	101,424

		212,648

	Containers & Packaging – 0.1%
1,422	Sonoco Products Co.	87,496

	Diversified Telecommunication Services – 0.7%
13,108	Verizon Communications, Inc.	775,076

	Electric Utilities – 1.5%
2,500	CLP Holdings Ltd.	28,996
25,847	Contact Energy Ltd.	122,304
4,498	Duke Energy Corp.	404,820
1,449	Endesa S.A.	36,979
10,669	Enel SpA	68,365
10,877	FirstEnergy Corp.	452,592
45,188	Mercury NZ Ltd.	120,064
16,036	PPL Corp.	508,983

		1,743,103

	Electrical Equipment – 0.7%
5,060	Eaton Corp. PLC	407,634
2,291	Rockwell Automation, Inc.	401,979

		809,613

	Entertainment – 0.5%
915	Cinemark Holdings, Inc.	36,591
17,778	Viacom, Inc., Class B	499,028

		535,619

	Food & Staples Retailing – 0.6%
1,691	Sysco Corp.	112,891
8,366	Walgreens Boots Alliance, Inc.	529,317

		642,208

	Food Products – 0.1%
494	Hershey Co. (The)	56,726
5,176	Tate & Lyle PLC	48,956

		105,682

	Gas Utilities – 0.1%
1,851	National Fuel Gas Co.	112,837

	Health Care Equipment & Supplies – 0.1%
1,221	Medtronic PLC	111,209

	Health Care Providers & Services – 1.4%
5,106	AmerisourceBergen Corp.	406,029
5,559	Encompass Health Corp.	324,646
3,587	McKesson Corp.	419,894

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
1,693	UnitedHealth Group, Inc.	$418,611

		1,569,180

	Hotels, Restaurants & Leisure – 0.6%
778	Darden Restaurants, Inc.	94,504
7,257	Starbucks Corp.	539,485

		633,989

	Household Durables – 0.0%
2,000	Nikon Corp.	28,277

	Household Products – 0.1%
1,134	Procter & Gamble Co. (The)	117,993

	Independent Power & Renewable Electricity Producers – 0.4%
22,701	AES Corp. (The)	410,434

	Industrial Other – 0.0%
979	Iron Mountain, Inc.	34,715

	Insurance – 1.5%
451	Aflac, Inc.	22,550
4,171	American Financial Group, Inc.	401,292
9,113	MetLife, Inc.	387,940
5,587	Progressive Corp. (The)	402,767
4,300	Prudential Financial, Inc.	395,084
38,334	UnipolSai Assicurazioni SpA	103,522

		1,713,155

	IT Services – 3.2%
3,009	Accenture PLC, Class A	529,644
3,250	Automatic Data Processing, Inc.	519,155
3,855	Booz Allen Hamilton Holding Corp.	224,130
4,170	Broadridge Financial Solutions, Inc.	432,387
7,960	Leidos Holdings, Inc.	510,156
1,804	MasterCard, Inc., Class A	424,752
6,707	Paychex, Inc.	537,902
2,742	Visa, Inc., Class A	428,273

		3,606,399

	Machinery – 1.8%
8,724	Allison Transmission Holdings, Inc.	391,882
2,815	Cummins, Inc.	444,404
381	Hillenbrand, Inc.	15,823
2,870	Illinois Tool Works, Inc.	411,931
7,712	PACCAR, Inc.	525,496
1,426	Snap-on, Inc.	223,197

		2,012,733

	Media – 2.5%
37,260	Comcast Corp., Class A	1,489,655
21,452	Interpublic Group of Cos., Inc. (The)	450,707

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
7,054	Omnicom Group, Inc.	$514,871
8,841	Sinclair Broadcast Group, Inc., Class A	340,202

		2,795,435

	Metals & Mining – 0.1%
1,752	Rio Tinto PLC	101,832

	Multi-Utilities – 1.0%
7,236	AGL Energy Ltd.	111,852
17,108	CenterPoint Energy, Inc.	525,216
6,622	Dominion Energy, Inc.	507,642
536	NorthWestern Corp.	37,740

		1,182,450

	Multiline Retail – 0.5%
7,488	Kohl’s Corp.	514,950

	Oil, Gas & Consumable Fuels – 2.4%
5,099	Chevron Corp.	628,095
9,238	CVR Energy, Inc.	380,606
2,693	Enagas S.A.	78,400
7,942	Exxon Mobil Corp.	641,714
16,957	Kinder Morgan, Inc.	339,309
3,384	ONEOK, Inc.	236,338
15,439	Plains GP Holdings LP, Class A(a)	384,740

		2,689,202

	Paper & Forest Products – 0.4%
9,451	Domtar Corp.	469,242

	Personal Products – 0.1%
2,065	Unilever PLC	118,867

	Pharmaceuticals – 1.9%
2,800	Allergan PLC	409,948
7,200	Astellas Pharma, Inc.	108,186
9,983	Bristol-Myers Squibb Co.	476,289
3,728	Johnson & Johnson	521,137
6,376	Merck & Co., Inc.	530,292
415	Roche Holding AG	114,355

		2,160,207

	Professional Services – 0.5%
7,913	Robert Half International, Inc.	515,611

	Real Estate Management & Development – 0.2%
2,268	Aroundtown S.A.	18,708
420	Castellum AB	8,150
4,000	CK Asset Holdings Ltd.	35,623
1,000	Daiwa House Industry Co. Ltd.	31,848
2,492	Fabege AB	36,217
95	Grand City Properties S.A.	2,294

Shares	Description	Value (†)
Common Stocks – continued
	Real Estate Management & Development – continued
300	Hongkong Land Holdings Ltd.	$2,135
8,000	Kerry Properties Ltd.	35,767
179	Wihlborgs Fastigheter AB	2,441

		173,183

	REITs - Apartments – 0.0%
76	Invincible Investment Corp.	37,191

	REITs - Diversified – 0.2%
1,047	American Finance Trust, Inc.	11,308
6	Equinix, Inc.	2,719
1,623	Gladstone Commercial Corp.	33,710
127	Global Net Lease, Inc.	2,400
2,300	Mapletree Logistics Trust	2,479
1	Mirai Corp.	1,819
288	NexPoint Residential Trust, Inc.	11,042
2,151	Preferred Apartment Communities, Inc., Class A	31,878
224	PS Business Parks, Inc.	35,130
2,512	UMH Properties, Inc.	35,369
181	Warehouses De Pauw CVA	29,034

		196,888

	REITs - Health Care – 0.0%
1,492	CareTrust REIT, Inc.	35,002
370	Omega Healthcare Investors, Inc.	14,116

		49,118

	REITs - Hotels – 0.1%
892	Hersha Hospitality Trust	15,289
44	Japan Hotel REIT Investment Corp.	35,473
251	Ryman Hospitality Properties, Inc.	20,642

		71,404

	REITs - Manufactured Homes – 0.0%
306	Equity LifeStyle Properties, Inc.	34,976

	REITs - Office Property – 0.1%
2,316	alstria office REIT-AG	37,696
42,000	Champion REIT	36,387
18,361	Green REIT PLC	30,900
14	One REIT, Inc.	35,805
2,281	VEREIT, Inc.	19,092

		159,880

	REITs - Regional Malls – 0.0%
44	Taubman Centers, Inc.	2,327
550	Washington Prime Group, Inc.	3,107

		5,434

	REITs - Shopping Centers – 0.1%
23	AEON REIT Investment Corp.	27,108
7	Frontier Real Estate Investment Corp.	29,351

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – continued
3,000	Link REIT	$35,123
973	Retail Value, Inc.	30,329

		121,911

	REITs - Single Tenant – 0.1%
660	National Retail Properties, Inc.	36,557
271	Realty Income Corp.	19,935
1,059	STORE Capital Corp.	35,477

		91,969

	REITs - Storage – 0.1%
326	Extra Space Storage, Inc.	33,222
173	Life Storage, Inc.	16,828
1,217	National Storage Affiliates Trust	34,697
145	Public Storage	31,578
1,285	Safestore Holdings PLC	9,983

		126,308

	REITs - Warehouse/Industrials – 0.1%
24	EastGroup Properties, Inc.	2,679
700	Granite Real Estate Investment Trust	33,446
1,005	Rexford Industrial Realty, Inc.	35,989

		72,114

	Road & Rail – 0.0%
9,500	ComfortDelGro Corp. Ltd.	18,056

	Semiconductors & Semiconductor Equipment – 0.4%
1,654	Broadcom, Inc.	497,374

	Software – 3.4%
6,093	j2 Global, Inc.	527,654
24,309	Microsoft Corp.	2,867,003
7,632	Oracle Corp.	409,915

		3,804,572

	Specialty Retail – 2.3%
3,529	Dick’s Sporting Goods, Inc.	129,902
7,788	Foot Locker, Inc.	471,953
3,263	Home Depot, Inc. (The)	626,137
12,172	Lowe’s Cos., Inc.	1,332,469

		2,560,461

	Technology Hardware, Storage & Peripherals – 2.0%
9,532	Apple, Inc.	1,810,603
21,311	HP, Inc.	414,073

		2,224,676

	Textiles, Apparel & Luxury Goods – 0.3%
3,028	Ralph Lauren Corp.	392,671

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
3,400	Genworth MI Canada, Inc.	$103,016

	Tobacco – 1.1%
9,499	Altria Group, Inc.	545,528
1,126	British American Tobacco PLC	46,974
3,227	Imperial Brands PLC	110,386
5,923	Philip Morris International, Inc.	523,534

		1,226,422

	Trading Companies & Distributors – 0.3%
15,300	Marubeni Corp.	106,081
2,800	Mitsubishi Corp.	77,956
31,300	Sojitz Corp.	110,594
6,600	Sumitomo Corp.	91,504

		386,135

	Wireless Telecommunication Services – 0.1%
3,100	KDDI Corp.	66,766
4,500	NTT DOCOMO, Inc.	99,736

		166,502

	Total Common Stocks (Identified Cost $44,237,664)	45,394,033

Principal Amount (‡)
Bonds and Notes – 39.6%
Non-Convertible Bonds – 39.6%
	Banking – 13.2%
$1,400,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 11/16/2027, variable rate thereafter), 6.125%(b)	1,249,500
975,000	Banco BTG Pactual SA, (fixed rate to 2/15/2024, variable rate thereafter), 7.750%, 2/15/2029, 144A	968,663
2,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(b)	1,980,460
685,000	Barclays PLC, (fixed rate to 6/15/2024, variable rate thereafter), 8.000%(b)	700,413
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(b)	1,502,505
1,100,000	Credit Suisse Group AG, (fixed rate to 9/12/2025, variable rate thereafter), 7.250%, 144A(b)	1,104,125
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(b)	1,558,050
1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(b)	1,504,067
1,510,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)	1,568,512
1,800,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(b)	1,885,500
565,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	591,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
310,000	UniCredit SpA., (fixed rate to 6/03/2023, variable rate thereafter), 6.625%, (EUR)(b)	$337,920

		14,950,941

	Cable Satellite – 0.6%
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	628,906

	Chemicals – 0.6%
650,000	Hercules LLC, 6.500%, 6/30/2029	651,625

	Government Owned—No Guarantee – 1.6%
1,220,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	1,208,410
565,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	559,011

		1,767,421

	Healthcare – 0.6%
680,000	Vizient, Inc., 10.375%, 3/01/2024, 144A	739,024

	Independent Energy – 4.3%
1,170,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	1,152,450
1,580,000	Gulfport Energy Corp., 6.375%, 1/15/2026	1,398,300
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	499,500
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,086,362
810,000	SM Energy Co., 6.750%, 9/15/2026	776,588

		4,913,200

	Metals & Mining – 2.5%
1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	1,077,694
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	598,437
1,140,000	Stillwater Mining Co., 7.125%, 6/27/2025, 144A	1,112,982

		2,789,113

	Midstream – 1.4%
1,020,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(b)	956,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)	$683,608

		1,639,858

	Oil Field Services – 1.1%
600,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	624,000
625,000	Transocean, Inc., 8.375%, 12/15/2021	657,812

		1,281,812

	Property & Casualty Insurance – 1.2%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	576,648
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	771,579

		1,348,227

	Sovereigns – 6.9%
1,250,000	Bahrain Government International Bond, 6.000%, 9/19/2044	1,161,850
295,000	Egypt Government International Bond, 7.600%, 3/01/2029, 144A	302,809
320,000	Egypt Government International Bond, 8.700%, 3/01/2049, 144A	332,800
860,000	Kingdom of Bahrain, 6.125%, 7/05/2022, 144A	891,132
315,000	Kingdom of Bahrain, 6.125%, 8/01/2023	329,175
380,000	Kingdom of Saudi Arabia, 5.250%, 1/16/2050, 144A	405,262
355,000	Qatar Government International Bond, 4.000%, 3/14/2029, 144A	365,867
285,000	Qatar Government International Bond, 4.817%, 3/14/2049, 144A	299,660
930,000	Republic of Argentina, 6.875%, 1/11/2048	683,550
1,105,000	Republic of Argentina, 6.875%, 4/22/2021	1,008,312
460,000	Republic of Colombia, 4.500%, 3/15/2029	485,760
1,090,000	Republic of Oman, REGS, 6.500%, 3/08/2047	952,388
730,000	Republic of Oman, REGS, 6.750%, 1/17/2048	647,693

		7,866,258

	Technology – 0.7%
410,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	481,688

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$290,000		Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	$350,020

			831,708

		Treasuries – 3.5%
3,851	(††)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	1,049,069
23,845,000,000		Indonesia Treasury Bond, Series FR79, 8.375%, 4/15/2039, (IDR)	1,714,512
3,891,000,000		Republic of Colombia, Series B, 6.000%, 4/28/2028, (COP)	1,186,607

			3,950,188

		Utility Other – 0.4%
460,000		ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	463,450

		Wireless – 0.5%
565,000		Sprint Corp., 7.625%, 3/01/2026	572,628

		Wirelines – 0.5%
575,000		Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	549,430

		Total Non-Convertible Bonds (Identified Cost $45,183,743)	44,943,789

Convertible Bonds – 0.0%
		Independent Energy – 0.0%
25,000		Whiting Petroleum Corp., 1.250%, 4/01/2020	24,166

		Total Convertible Bonds (Identified Cost $23,901)	24,166

		Total Bonds and Notes (Identified Cost $45,207,644)	44,967,955

Shares
Exchange-Traded Funds – 9.7%
526,579		Alerian MLP ETF	5,281,588
19,400		Invesco S&P 500 Low Volatility ETF	1,021,216
26,596		iShares MSCI Japan ETF	1,455,333
69,307		iShares MSCI Pacific ex Japan ETF	3,181,191

		Total Exchange-Traded Funds (Identified Cost $10,835,034)	10,939,328

Principal Amount (‡)	Description	Value (†)
Senior Loans – 3.7%
	Airlines – 1.8%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	$2,068,795

	Chemicals – 0.5%
331,536	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.999%, 11/20/2023(c)	327,806
254,965	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.999%, 11/18/2023(c)	252,096

		579,902

	Independent Energy – 0.8%
1,100,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.486%, 3/01/2024(c)	853,600
26,841	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 6.000%, 12/31/2023(c)	26,766

		880,366

	Media Entertainment – 0.6%
641,988	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.999%, 9/30/2022(c)	637,577

	Total Senior Loans (Identified Cost $4,386,329)	4,166,640

Shares
Preferred Stocks – 1.2%
Non-Convertible Preferred Stocks – 0.3%
	Midstream – 0.3%
14,215	Energy Transfer Operating LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375% (Identified Cost $355,375)	349,973

Convertible Preferred Stocks – 0.9%
	Healthcare – 0.5%
545	Danaher Corp., Series A, 4.750%	571,051

	Midstream – 0.4%
932	Chesapeake Energy Corp., 5.750%(d)	466,000

	Total Convertible Preferred Stocks (Identified Cost $1,176,844)	1,037,051

	Total Preferred Stocks (Identified Cost $1,532,219)	1,387,024

Principal Amount	Description	Value (†)
Short-Term Investments – 4.3%
$4,861,983	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $4,862,591 on 4/01/2019 collateralized by $4,965,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $4,963,525 including accrued interest(e) (Identified Cost $4,861,983)	$4,861,983

	Total Investments – 98.5% (Identified Cost $111,060,873)	111,716,963
	Other assets less liabilities – 1.5%	1,751,452

	Net Assets – 100.0%	$113,468,415

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$3,182,977	2.81%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(a)	Non-income producing security.
(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $19,006,202 or 16.8% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Common Stocks
Air Freight & Logistics	$496,461	$232,291	$—		$728,752
Airlines	398,565	112,767	—		511,332
Beverages	1,074,354	228,854	—		1,303,208
Capital Markets	90,891	40,002	—		130,893
Commercial Services & Supplies	140,878	66,744	—		207,622
Construction & Engineering	—	212,648	—		212,648
Electric Utilities	1,366,395	376,708	—		1,743,103
Food Products	56,726	48,956	—		105,682
Household Durables	—	28,277	—		28,277
Insurance	1,609,633	103,522	—		1,713,155
Metals & Mining	—	101,832	—		101,832
Oil, Gas & Consumable Fuels	2,610,802	78,400	—		2,689,202
Personal Products	—	118,867	—		118,867
Pharmaceuticals	1,937,666	222,541	—		2,160,207
Real Estate Management & Development	—	173,183	—		173,183
REITs — Apartments	—	37,191	—		37,191
REITs — Diversified	192,590	4,298	—		196,888
REITs — Hotels	35,931	35,473	—		71,404
REITs — Office Property	19,092	140,788	—		159,880
REITs — Shopping Centers	30,329	91,582	—		121,911
Road & Rail	—	18,056	—		18,056
Tobacco	1,069,062	157,360	—		1,226,422
Trading Companies & Distributors	—	386,135	—		386,135
Wireless Telecommunication Services	—	166,502	—		166,502
All Other Common Stocks*	31,081,681	—	—		31,081,681

Total Common Stocks	42,211,056	3,182,977	—		45,394,033

Bonds and Notes*	—	44,967,955	—		44,967,955
Senior Loans*	—	4,166,640	—		4,166,640
Exchange-Traded Funds	10,939,328	—	—		10,939,328
Preferred Stocks
Non-Convertible Preferred Stocks*	349,973	—	—		349,973
Convertible Preferred Stock
Healthcare	—	571,051	—		571,051
Midstream	—	—	466,000	(a)	466,000

Total Convertible Preferred Stock	—	571,051	466,000		1,037,051

Total Preferred Stocks	349,973	571,051	466,000		1,387,024

Short-Term Investments	—	4,861,983	—		4,861,983

Total	$53,500,357	$57,750,606	$466,000		$111,716,963

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Preferred Stocks
Convertible Preferred Stocks
Midstream	$—	$—	$—	$(14,774)	$—	$—	$480,774	$—	$466,000	$(14,774)

A common stock valued at $122,931 was transferred from Level 2 to Level 1 during the period ended March 31, 2019. At December 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At March 31, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A preferred stock valued at $480,774 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2019 (Unaudited)

Banking	13.2%
Exchange-Traded Funds	9.7
Sovereigns	6.9
Independent Energy	5.1
Treasuries	3.5
Software	3.4
IT Services	3.2
Metals & Mining	2.6
Media	2.5
Oil, Gas & Consumable Fuels	2.4
Specialty Retail	2.3
Airlines	2.2
Midstream	2.1
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	33.1
Short-Term Investments	4.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets
	Aerospace & Defense – 1.0%
15,821	Moog, Inc., Class A	$1,375,636

	Banks – 11.5%
43,125	Enterprise Financial Services Corp.	1,758,206
52,850	First Bancorp	1,837,066
96,950	First Financial Bancorp	2,332,617
58,875	First Merchants Corp.	2,169,544
32,600	Lakeland Financial Corp.	1,474,172
65,625	Union Bankshares Corp.	2,121,656
91,950	United Community Banks, Inc.	2,292,313
32,950	Webster Financial Corp.	1,669,577

		15,655,151

	Biotechnology – 0.8%
21,513	Emergent BioSolutions, Inc.(a)	1,086,837

	Building Products – 1.4%
22,400	American Woodmark Corp.(a)	1,850,912

	Capital Markets – 5.2%
52,775	Blucora, Inc.(a)	1,761,629
44,900	LPL Financial Holdings, Inc.	3,127,285
93,625	Virtu Financial, Inc., Class A	2,223,594

		7,112,508

	Chemicals – 1.3%
179,500	Element Solutions, Inc.(a)	1,812,950

	Commercial Services & Supplies – 5.3%
55,950	Brady Corp., Class A	2,596,640
47,450	Brink’s Co. (The)	3,578,204
27,525	Casella Waste Systems, Inc., Class A(a)	978,789

		7,153,633

	Consumer Finance – 2.3%
22,575	FirstCash, Inc.	1,952,737
19,650	Green Dot Corp., Class A(a)	1,191,773

		3,144,510

	Containers & Packaging – 0.7%
73,800	Graphic Packaging Holding Co.	932,094

	Diversified Consumer Services – 1.9%
54,793	Adtalem Global Education, Inc.(a)	2,538,012

	Electrical Equipment – 1.3%
134,375	GrafTech International Ltd.	1,718,656

	Electronic Equipment, Instruments & Components – 2.7%
30,230	Fabrinet(a)	1,582,843

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
11,560	Littelfuse, Inc.	$2,109,469

		3,692,312

	Energy Equipment & Services – 2.2%
133,900	Newpark Resources, Inc.(a)	1,226,524
26,625	Oil States International, Inc.(a)	451,560
38,400	ProPetro Holding Corp.(a)	865,536
29,500	Unit Corp.(a)	420,080

		2,963,700

	Food & Staples Retailing – 1.8%
62,450	Performance Food Group Co.(a)	2,475,518

	Gas Utilities – 4.4%
38,025	Southwest Gas Holdings, Inc.	3,127,937
34,325	Spire, Inc.	2,824,604

		5,952,541

	Health Care Equipment & Supplies – 5.7%
45,275	Integra LifeSciences Holdings Corp.(a)	2,522,723
64,328	Lantheus Holdings, Inc.(a)	1,574,749
16,950	LivaNova PLC(a)	1,648,387
59,650	Meridian Bioscience, Inc.	1,050,437
16,350	NuVasive, Inc.(a)	928,517

		7,724,813

	Health Care Providers & Services – 1.2%
35,675	AMN Healthcare Services, Inc.(a)	1,679,936

	Hotels, Restaurants & Leisure – 1.1%
20,175	Dunkin’ Brands Group, Inc.	1,515,143

	Insurance – 5.2%
95,250	Brown & Brown, Inc.	2,810,827
35,850	Mercury General Corp.	1,795,010
39,925	Selective Insurance Group, Inc.	2,526,454

		7,132,291

	IT Services – 6.6%
54,750	Booz Allen Hamilton Holding Corp.	3,183,165
20,250	CACI International, Inc., Class A(a)	3,685,905
107,425	Perspecta, Inc.	2,172,133

		9,041,203

	Life Sciences Tools & Services – 0.9%
11,700	PRA Health Sciences, Inc.(a)	1,290,393

	Machinery – 3.3%
23,575	Albany International Corp., Class A	1,687,734
32,400	Franklin Electric Co., Inc.	1,655,316
29,400	Hillenbrand, Inc.	1,220,982

		4,564,032

Shares	Description	Value (†)
Common Stocks – continued
	Media – 4.4%
30,450	Nexstar Media Group, Inc., Class A	$3,299,866
188,450	TEGNA, Inc.	2,657,145

		5,957,011

	Oil, Gas & Consumable Fuels – 2.0%
106,300	Callon Petroleum Co.(a)	802,565
313,950	Kosmos Energy Ltd.	1,955,908

		2,758,473

	REITs - Diversified – 1.0%
67,700	CoreCivic, Inc.	1,316,765

	REITs - Health Care – 2.2%
33,018	Community Healthcare Trust, Inc.	1,185,016
92,840	Physicians Realty Trust	1,746,320

		2,931,336

	REITs - Mortgage – 1.7%
174,300	Two Harbors Investment Corp.	2,358,279

	REITs - Office Property – 0.6%
53,950	Brandywine Realty Trust	855,647

	REITs - Storage – 1.1%
50,575	National Storage Affiliates Trust	1,441,893

	Road & Rail – 1.7%
20,950	Landstar System, Inc.	2,291,721

	Semiconductors & Semiconductor Equipment – 6.8%
23,150	Cabot Microelectronics Corp.	2,591,874
134,375	Lattice Semiconductor Corp.(a)	1,603,094
59,775	MaxLinear, Inc., Class A(a)	1,526,056
10,550	Power Integrations, Inc.	737,867
64,825	Rambus, Inc.(a)	677,421
12,225	Silicon Laboratories, Inc.(a)	988,514
23,450	Versum Materials, Inc.	1,179,769

		9,304,595

	Software – 1.8%
88,925	Cision Ltd.(a)	1,224,497
10,450	CyberArk Software Ltd.(a)	1,244,073

		2,468,570

	Specialty Retail – 1.5%
38,850	Aaron’s, Inc.	2,043,510

	Textiles, Apparel & Luxury Goods – 1.2%
9,500	Carter’s, Inc.	957,505
19,350	Wolverine World Wide, Inc.	691,376

		1,648,881

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 1.8%
187,675	MGIC Investment Corp.(a)	$2,475,433

	Total Common Stocks (Identified Cost $122,302,469)	130,264,895

Closed-End Investment Companies – 0.5%
43,300	BlackRock TCP Capital Corp. (Identified Cost $732,994)	613,994

Principal Amount
Short-Term Investments – 4.6%
$6,241,301	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $6,242,081 on 4/01/2019 collateralized by $6,370,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $6,368,108 including accrued interest(b) (Identified Cost $6,241,301)	6,241,301

	Total Investments – 100.7% (Identified Cost $129,276,764)	137,120,190
	Other assets less liabilities – (0.7)%	(893,999)

	Net Assets – 100.0%	$136,226,191

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$130,264,895	$—	$—	$130,264,895
Closed-End Investment Companies	613,994	—	—	613,994
Short-Term Investments	—	6,241,301	—	6,241,301

Total	$130,878,889	$6,241,301	$—	$137,120,190

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Banks	11.5%
Semiconductors & Semiconductor Equipment	6.8
IT Services	6.6
Health Care Equipment & Supplies	5.7
Commercial Services & Supplies	5.3
Insurance	5.2
Capital Markets	5.2
Media	4.4
Gas Utilities	4.4
Machinery	3.3
Electronic Equipment, Instruments & Components	2.7
Consumer Finance	2.3
Energy Equipment & Services	2.2
REITs - Health Care	2.2
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	25.8
Short-Term Investments	4.6
Closed-End Investment Companies	0.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%